Receivables from Group Companies	12 Months Ended
Dec. 31, 2020
Parent Company
Receivables from Group Companies
Receivables from Group Companies	Note 15 Receivables from Group Companies

	December 31,
	2020	2019
Opening balance	0	—
Additional receivables	1,694	—
Exchange differences	(209)	—
Net book value	1,485	—